9. Income tax (Details 4) $ in Thousands	Dec. 31, 2019 ARS ($)
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 1,653,838
CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	421,730
CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	840,152
CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	63,476
CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	86,410
CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	2,639
Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	23,693
Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	215,674
Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	64
2021
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	316
2021 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	313
2021 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2021 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	3
2022
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	22,752
2022 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	22,742
2022 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	4
2022 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2022 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	6
2023
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	908,940
2023 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	279,906
2023 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	576,312
2023 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,086
2023 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	0
2023 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	1,734
2023 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	49,888
2023 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	14
2024
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	721,830
2024 | CP Achiras
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	141,824
2024 | CP La Castellana
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	240,785
2024 | CPR Energy Solutions S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	62,386
2024 | CP Manque
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	86,410
2024 | CP Los Olivos
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	2,639
2024 | Vientos La Genoveva I S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	21,959
2024 | Vientos La Genoveva II S.A.U.
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	165,786
2024 | Proener
DisclosureOfIncomeTaxLineItems [Line Items]
Tax loss carry-forward	$ 41